Derivative Hedging Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Interest Rate Swap Transactions

The following table summarizes the Company’s interest rate swap positions and the impact of a 1 basis point change in interest rates as of December 31, 2014

	Notional Amount	Weighted Average Rate Received/(Paid)	Impact of a 1 basis point change in interest rates	Repricing Frequency
Derivative Assets	$29,060	5.47%	$19	Monthly
Derivative Liabilities	(29,060)	-5.47%	(19)	Monthly

Net Exposure	$—		$—